Earnings/(Loss) Per Share Dividends - Summary of Net Earnings Per Share (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ARS ($) $ / shares shares	Dec. 31, 2018 $ / shares
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net Income / (Loss) attributable to controlling interest | $	$ 26,154,332		$ 28,205,071		$ (1,500,074)
Net Income /(Loss) attributable to controlling interest adjusted as per diluted earnings | $	$ 26,154,332		$ 28,205,071		$ (1,500,074)
Weighted average of outstanding common shares for the fiscal year | shares	639,413		639,402		661,141
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect | shares	639,413		639,402		661,141
Basic earnings / (loss) per share | (per share)	$ 40.9037	$ 40.9037	$ 44.1116	$ 44.1116	$ (2.2689)	$ (2.2689)